DISCONTINUED OPERATIONS (Assets and Liabilities of The Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	May 04, 2012 Gaokao re-take business [Member]	Sep. 30, 2011 Gaokao re-take business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total cash proceeds from sale of discontinued operations			$ 157
Current assets of discontinued operations:
Cash and cash equivalents			312	1,209
Accounts receivable, net			14	14
Prepayment and other current assets			324	309
Property, plant and equipment, net				774
Current assets of discontinued operations		2,306	650	2,306
Current Liabilities of Discontinued Operations:
Accrued expenses and other liabilities			348	548
Income tax payable			128	126
Deferred revenue, current portion			314	1,186
Current liabilities of discontinued operations (including current liabilities of discontinued operations of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$1,860 and nil as of September 30, 2011 and 2012, respectively)		1,860	790	1,860
Net liabilities disposed			(140)
Cash Proceeds Discontinued Operations			157
Gain on disposition of the discontinued operation			$ 297